Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Movement in treasury shares (in shares)	1,700,000	1,700,000	1,700,000
Own-share Lending arrangement, shares, outstanding, value		$ 0.0	$ 0.0	$ 6.9
Convertible Bonds due 2028
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share lending arrangement, shares outstanding (in shares)		0	0	1,700,000
Movement in treasury shares (in shares)		1,700,000	1,700,000